SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2017
Short-term Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]
contractual maturity of the balances as of June 30, 2017 in future periods:

Maturing within:	Short- term investments
Within 1 year	$30,067,091
2 years	47,215,579
3 years	110,661,514
4 years	-
5 years	-
Thereafter	-
$187,944,184